Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000244624 [Member]
Shareholder Report [Line Items]
Fund Name	WHITEWOLF Publicly Listed Private Equity ETF
Class Name	WHITEWOLF Publicly Listed Private Equity ETF
Trading Symbol	LBO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the WHITEWOLF Publicly Listed Private Equity ETF (the “Fund”) for the period of February 1, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://lbo.fund/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://lbo.fund/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://lbo.fund/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$65	0.70%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned -14.94% (NAV) for the period versus 16.35% for the S&P 500 Index. Performance during the fiscal year reflected heightened market volatility driven by tariff-related macroeconomic uncertainty, negative sentiment surrounding private credit markets, and broader risk-off dynamics affecting software and technology-oriented holdings amid concerns about potential AI-driven disruption. While underlying fundamentals across many portfolio companies and managers remained stable, publicly listed BDCs experienced additional price compression as investors reassessed credit exposure, the durability of net investment income (NII) should base rates or spread decline, and sector-specific risks, including exposure to sponsor-backed software and technology companies. In response, we actively repositioned the portfolio by increasing our allocation to publicly listed private equity firms and reducing our exposure to BDCs, reflecting our view that leading alternative asset managers are better positioned to benefit from diversified fee-related earnings, durable fundraising trends, and long-term structural growth in private markets. Through disciplined portfolio construction and dynamic rebalancing, we have sought to navigate near-term dislocations while maintaining exposure to the long-term earnings power of the private equity and private credit ecosystem.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (11/29/2023)
WHITEWOLF Publicly Listed Private Equity ETF - NAV	(14.49)%	12.10%
S&P 500 Index	16.35%	23.05%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://lbo.fund/ for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 7,292,161
Holdings Count | holding	40
Advisory Fees Paid, Amount	$ 56,061
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$7,292,161	Portfolio Turnover Rate*	28%
# of Portfolio Holdings	40	Advisory Fees Paid	$56,061
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

FINANCIAL SECTOR WEIGHTING (as a % of Net Assets)
Asset Management & Custody Banks	48.2%
Closed-End Funds	42.1%
Diversified Financial Services	8.2%
Cash and Cash Equivalents	1.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Ares Capital Corp.	10.6%
Hercules Capital, Inc.	8.5%
Apollo Global Management, Inc.	8.2%
KKR & Co., Inc.	7.5%
Blackstone Secured Lending Fund	7.2%
Blue Owl Capital, Inc. - Class A	6.8%
Golub Capital BDC, Inc.	5.4%
Blackstone, Inc.	4.9%
BlackRock, Inc.	4.4%
Carlyle Group, Inc.	4.3%